INCOME TAXES - Disclosure of detailed information about deferred taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Disclosure of income tax [Abstract]
Deferred tax liability at the beginning of the year	$ 0	$ 0
Tax expense relating to the loss from continuing operations	(31)	(42)
Tax recovery relating to components of other comprehensive loss	31	42
Deferred tax liability at the end of the year	$ 0	$ 0